Earnings (Loss) Per Share (Details) - Schedule of Earnings Per Share - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Earnings Per Share [Abstract]
Net income attributable to Company shareholders (in Dollars)	$ (198,869)	$ 2,997,488	$ 3,811,442
Weighted average common shares	2,218,116	2,254,345	2,516,008
Weighted average - treasury shares		(23,933)	(36,817)
Weighted average - common shares outstanding	2,218,116	2,230,412	2,479,191
Basic earnings (loss) per share (in Dollars per share)	$ (0.09)	$ 1.34	$ 1.54